Unit-Based Compensation Plans (Notes)	12 Months Ended
Dec. 31, 2014
Deferred Compensation Arrangements [Abstract]
UNIT-BASED COMPENSATION PLANS
UNIT-BASED COMPENSATION PLANS:
ETP Unit-Based Compensation Plan
We have issued equity incentive plans for employees, officers and directors, which provide for various types of awards, including options to purchase ETP Common Units, restricted units, phantom units, Common Units, distribution equivalent rights (“DERs”), Common Unit appreciation rights, and other unit-based awards. As of December 31, 2014, an aggregate total of 5.4 million ETP Common Units remain available to be awarded under our equity incentive plans.
Restricted Units
We have granted restricted unit awards to employees that vest over a specified time period, typically a five-year service vesting requirement, with vesting based on continued employment as of each applicable vesting date. Upon vesting, ETP Common Units are issued. These unit awards entitle the recipients of the unit awards to receive, with respect to each Common Unit subject to such award that has not either vested or been forfeited, a cash payment equal to each cash distribution per Common Unit made by us on our Common Units promptly following each such distribution by us to our Unitholders. We refer to these rights as “distribution equivalent rights.” Under our equity incentive plans, our non-employee directors each receive grants with a five-year service vesting requirement.
The following table shows the activity of the awards granted to employees and non-employee directors:

	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Unvested awards as of December 31, 2013	3.2	$49.65
Awards granted	1.0	60.85
Awards vested	(0.5)	48.12
Awards forfeited	(0.1)	32.36
Unvested awards as of December 31, 2014	3.6	53.83

During the years ended December 31, 2014, 2013 and 2012, the weighted average grant-date fair value per unit award granted was $60.85, $50.54 and $43.93, respectively. The total fair value of awards vested was $26 million, $29 million and $29 million, respectively, based on the market price of ETP Common Units as of the vesting date. As of December 31, 2014, a total of 3.6 million unit awards remain unvested, for which ETP expects to recognize a total of $128 million in compensation expense over a weighted average period of 2.0 years.
Cash Restricted Units. The Partnership has also granted cash restricted units, which vest 100% at the end of the third year of service. A cash restricted unit entitles the award recipient to receive cash equal to the market value of one ETP Common Unit upon vesting.
As of December 31, 2014, a total of 0.4 million unvested cash restricted units were outstanding.
Based on the trading price of ETP Common Units at December 31, 2014, the Partnership expects to recognize $24 million of unit-based compensation expense related to non-vested cash restricted units over a period of 1.8 years.
Sunoco Logistics Unit-Based Compensation Plan
Sunoco Logistics’ general partner has a long-term incentive plan for employees and directors, which permits the grant of restricted units and unit options of Sunoco Logistics covering an additional 0.7 million Sunoco Logistics common units. As of December 31, 2014, a total of 1.5 million Sunoco Logistics restricted units were outstanding for which Sunoco Logistics expects to recognize $33 million of expense over a weighted average period of 2.9 years.
Regency Unit-Based Compensation Plans
Regency had the following awards outstanding as of December 31, 2014:

•	107,650 Regency Common Unit options, all of which are exercisable, with a weighted average exercise price of $22.68 per unit option; and

•	2,167,719 Regency Phantom Units, with a weighted average grant date fair value of $24.31 per Phantom Unit.
Regency began granting cash restricted units in 2014. These awards are service condition (time-based) grants which vest 100% at the end of the third year of service. A cash restricted unit entitles the award recipient to receive cash equal to the market value of one Regency Common Unit upon vesting. Regency had 379,328 cash restricted units outstanding at December 31, 2014.
All of Regency’s outstanding phantom units and cash restricted units were vested or converted to ETP restricted units and ETP cash restricted units, respectively, in connection with the Regency Merger.